EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY [Text Block]

21. EQUITY

a) Authorized share capital

The Company's authorized share capital consists of an unlimited number of common shares with no par value.

b) At-the-market equity offering program

On May 3, 2023, the Company announced that it entered into an equity distribution agreement providing for an at-the-market equity offering program ("ATM") for potential share issuances at an aggregate offering price of up to US$50,000. The ATM offering was completed during the three months ended March 31, 2025.

In 2024, a total of 12,060,966 shares were issued for gross proceeds of US$28,457, equivalent to $38,887. In 2025, a total of 10,566,354 shares were issued for gross proceeds of US$21,519, equivalent to $30,994. In total, the Company issued a total of 22,627,320 shares at an average share price of US$2.21 under the ATM program, for total gross proceeds of US$49,976, equivalent to $69,881.

c) Equity offering

In October 2025, the Company entered into and closed an equity offering with a syndicate of underwriters for the issuance of 42,665,000 common shares at a price of US$4.05 per share. Proceeds from the offering, net of underwriter fees and transaction costs, from the offering amounted to US$163,588, equivalent to $228,967.